First Quarter Report
March 31, 2023 (Unaudited)
Columbia Variable Portfolio – U.S. Government Mortgage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	6.508%	4,125,000	3,884,381
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% Floor 1.700% 10/15/2030	6.492%	2,750,000	2,544,567
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	6.212%	6,500,000	6,187,551
Madison Park Funding XVIII Ltd.(a),(b)
Series 2015-18A Class CRR
3-month USD LIBOR + 1.900% Floor 1.900% 10/21/2030	6.715%	8,000,000	7,555,688
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% Floor 7.250% 10/22/2030	12.065%	2,000,000	1,672,486
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	6.552%	3,000,000	2,898,288
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	1,668,086	1,626,416
Pagaya AI Debt Trust(a)
Series 2022-5 Class A
06/17/2030	8.096%	3,676,276	3,699,471
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	1,999,736	1,823,064
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month USD LIBOR + 1.750% Floor 1.750% 10/15/2029	6.542%	5,250,000	4,904,450
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	6.192%	3,750,000	3,648,649
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	6.545%	5,000,000	4,705,870
Upstart Pass-Through Trust(a)
Series 2021-ST2 Class A
04/20/2027	2.500%	617,037	586,985
Total Asset-Backed Securities — Non-Agency (Cost $48,160,662)			45,737,866

Commercial Mortgage-Backed Securities - Agency 4.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series K063 Class A2
01/25/2027	3.430%	4,362,000	4,231,503
Federal National Mortgage Association(c)
Series 2017-M15 Class ATS2
11/25/2027	3.154%	5,986,417	5,739,563
Series 2018-M7 Class A2
03/25/2028	3.034%	22,997,925	21,703,818
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	3,973,215	3,746,881
FRESB Mortgage Trust(c)
Series 2018-SB45 Class A10F (FHLMC)
11/25/2027	3.160%	3,227,671	3,093,842
Government National Mortgage Association(c),(d)
Series 2019-102 Class IB
03/16/2060	0.834%	6,709,149	388,881
Series 2019-109 Class IO
04/16/2060	0.803%	12,187,767	685,122
Series 2019-118 Class IO
06/16/2061	0.811%	9,689,102	476,291
Series 2019-131 Class IO
07/16/2061	0.802%	12,936,623	717,120
Series 2019-134 Class IO
08/16/2061	0.652%	8,676,903	385,585
Series 2019-139 Class IO
11/16/2061	0.646%	10,155,653	458,016
Series 2020-19 Class IO
12/16/2061	0.694%	9,481,281	505,322
Series 2020-3 Class IO
02/16/2062	0.620%	9,941,949	471,756
Total Commercial Mortgage-Backed Securities - Agency (Cost $51,503,581)			42,603,700

2	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2023 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency 5.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2018-DSNY Class A
1-month USD LIBOR + 0.850% Floor 0.850% 09/15/2034	5.535%	4,000,000	3,909,117
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	6.485%	3,500,000	3,354,854
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	4,200,000	2,329,325
Hilton USA Trust(a),(c)
Series 2016-HHV Class F
11/05/2038	4.194%	7,500,000	6,364,433
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	1,000,000	930,475
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	2,000,000	1,831,950
Home Partners of America Trust(a)
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	8,714,224	7,762,610
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	2,917,500	2,556,570
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	4,000,000	3,707,246
Series 2020-SFR3 Class B
10/17/2027	1.495%	3,000,000	2,725,090
Series 2022-SFR1 Class A
02/17/2041	2.709%	4,990,490	4,449,712
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	5.834%	5,000,000	4,474,315
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class D
1-month USD LIBOR + 1.900% Floor 1.650% 12/15/2034	6.460%	3,000,000	2,784,291
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $51,967,976)			47,179,988

Residential Mortgage-Backed Securities - Agency 103.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fannie Mae REMICS
CMO Series 2018-7 Class CD
02/25/2048	3.000%	10,670,287	9,805,280
Federal Home Loan Mortgage Corp.
10/01/2023- 06/01/2039	5.000%	1,287,780	1,316,607
08/01/2035- 08/01/2051	2.000%	36,097,179	31,183,991
08/01/2041- 06/01/2048	4.500%	5,766,055	5,760,559
10/01/2041- 11/01/2048	4.000%	24,859,786	24,334,077
07/01/2042- 04/01/2047	3.500%	31,291,168	29,747,837
11/01/2042- 08/01/2052	3.000%	70,435,796	63,985,444
02/01/2051- 03/01/2052	2.500%	42,589,084	36,951,288
Federal Home Loan Mortgage Corp.(b)
12-month USD LIBOR + 1.619% Cap 10.986% 01/01/2037	3.868%	32,954	33,138
12-month USD LIBOR + 1.910% Cap 10.449% 09/01/2037	4.003%	53,856	54,989
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	1.266%	3,411,731	351,851
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	1.266%	7,176,197	798,838
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	1.216%	2,357,259	324,083
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	1.266%	5,503,544	687,919
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	1.005%	3,170,724	332,134

Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	1.235%	6,530,378	1,010,159
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	1.205%	7,975,771	1,289,337
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	1.286%	2,023,293	212,407
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	1.316%	825,626	88,821
Federal Home Loan Mortgage Corp.(d)
CMO Series 266
07/15/2042	4.000%	2,092,319	344,712
CMO Series 267
08/15/2042	4.000%	1,617,399	266,356
CMO Series 4122 Class JI
12/15/2040	4.000%	15,415	7
CMO Series 4139 Class CI
05/15/2042	3.500%	1,128,650	102,643
CMO Series 4147 Class CI
01/15/2041	3.500%	1,229,758	51,482
CMO Series 4177 Class IY
03/15/2043	4.000%	4,060,587	646,115
Federal Home Loan Mortgage Corp.(c),(d)
CMO Series 4068 Class GI
09/15/2036	0.000%	1,651,444	90,556
Federal Home Loan Mortgage Corp. REMICS(b),(d)
CMO Series 4983 Class SY
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 05/25/2050	1.255%	8,622,831	1,050,766
Federal Home Loan Mortgage Corp. REMICS(d)
CMO Series 5105 Class ID
05/25/2051	3.000%	10,246,430	1,897,833
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/01/2023- 11/01/2023	5.500%	39,660	39,542
03/01/2027- 01/01/2052	2.500%	95,628,006	84,636,427
03/01/2027- 07/01/2048	3.500%	54,513,730	51,849,940
05/01/2027- 11/01/2050	3.000%	74,778,525	68,468,961
06/01/2036- 05/01/2051	2.000%	78,620,649	66,123,891
12/01/2037	5.000%	3,084,685	3,154,084
05/01/2039- 08/01/2047	4.500%	3,235,420	3,240,659
11/01/2043- 08/01/2052	4.000%	42,973,186	41,750,955
CMO Series 2017-72 Class B
09/25/2047	3.000%	2,553,710	2,375,080
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.383% Floor 1.383%, Cap 9.383% 02/01/2033	3.758%	8,309	8,115
12-month USD LIBOR + 1.694% Floor 1.694%, Cap 8.944% 12/01/2033	4.069%	1,017	1,026
12-month USD LIBOR + 1.586% Floor 1.586%, Cap 9.156% 06/01/2034	3.336%	12,913	12,631
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	4.720%	591	596
Federal National Mortgage Association(c),(d)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	1,720,830	17
Federal National Mortgage Association(d)
CMO Series 2012-129 Class IC
01/25/2041	3.500%	904,347	40,577
CMO Series 2012-133 Class EI
07/25/2031	3.500%	186,600	2,996
CMO Series 2012-134 Class AI
07/25/2040	3.500%	300,129	3,382
CMO Series 2012-144 Class HI
07/25/2042	3.500%	1,058,839	109,488
CMO Series 2012-40 Class IP
09/25/2040	4.000%	2,466,585	151,886
CMO Series 2013-1 Class AI
02/25/2043	3.500%	989,230	136,404
CMO Series 2013-10 Class AI
11/25/2041	3.500%	3,553,786	226,399
CMO Series 2013-16
01/25/2040	3.500%	777,234	23,196

4	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-55 Class MI
08/25/2050	2.500%	11,033,444	1,743,987
CMO Series 2021-3 Class TI
02/25/2051	2.500%	39,704,141	6,486,994
Federal National Mortgage Association(b),(d)
CMO Series 2012-99 Class SL
-1.0 x 1-month USD LIBOR + 6.620% Cap 6.620% 09/25/2042	1.775%	4,287,807	713,751
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	1.305%	2,393,211	305,590
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	1.005%	3,361,717	441,931
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	1.155%	8,601,363	1,061,876
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	1.155%	5,861,344	696,303
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	1.305%	6,567,490	822,464
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	0.000%	14,413,766	695,437
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	1.305%	3,418,066	416,230
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	1.205%	10,079,523	1,187,979
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-34 Class SM
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	1.205%	8,696,158	1,301,096
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	1.235%	9,226,980	1,512,224
Federal National Mortgage Association REMICS(d)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	7,146,708	1,288,865
CMO Series 2021-54 Class LI
04/25/2049	2.500%	11,115,804	1,501,096
Freddie Mac REMICS
CMO Series 4633 Class ZM
11/15/2046	3.000%	3,965,398	3,589,809
CMO Series 5104 Class LH
06/25/2049	2.000%	3,242,606	2,776,174
Government National Mortgage Association
08/20/2040	5.000%	1,759,909	1,807,687
07/20/2041	4.500%	2,356,313	2,386,143
04/20/2051- 05/20/2051	2.500%	23,212,699	19,737,674
Government National Mortgage Association(e)
04/20/2048	4.500%	4,185,498	4,179,952
Government National Mortgage Association(d)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	1,654,608	253,124
CMO Series 2012-129 Class AI
08/20/2037	3.000%	347,232	2,797
CMO Series 2014-131 Class EI
09/16/2039	4.000%	2,200,388	189,494
CMO Series 2020-104 Class IY
07/20/2050	3.000%	9,978,466	1,452,747
CMO Series 2020-138 Class IN
09/20/2050	2.500%	6,537,143	951,285
CMO Series 2020-138 Class JI
09/20/2050	2.500%	17,297,611	2,396,997
CMO Series 2020-142 Class GI
09/20/2050	3.000%	3,983,378	548,478
CMO Series 2020-144 Class KI
09/20/2050	2.500%	7,552,538	928,858
CMO Series 2020-175 Class KI
11/20/2050	2.500%	12,378,846	1,718,262
CMO Series 2020-191 Class UC
12/20/2050	4.000%	11,334,897	1,945,261

Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class IB
01/20/2051	2.500%	11,461,600	1,513,680
CMO Series 2021-1 Class QI
01/20/2051	2.500%	13,225,739	1,804,304
CMO Series 2021-122 Class HI
11/20/2050	2.500%	9,046,769	1,190,776
CMO Series 2021-142 Class IX
08/20/2051	2.500%	12,636,414	1,789,323
CMO Series 2021-146 Class IK
08/20/2051	3.500%	11,130,832	1,901,453
CMO Series 2021-158 Class VI
09/20/2051	3.000%	9,274,545	1,488,394
CMO Series 2021-159 Class IP
09/20/2051	3.000%	7,112,188	1,033,151
CMO Series 2021-175 Class IJ
10/20/2051	3.000%	12,062,621	1,854,565
CMO Series 2021-228 Class IJ
12/20/2051	2.500%	14,290,307	2,043,757
CMO Series 2021-27 Class IN
02/20/2051	2.500%	7,513,902	992,853
CMO Series 2021-67 Class GI
04/20/2051	3.000%	11,545,271	1,730,143
CMO Series 2021-8 Class BI
01/20/2051	2.500%	11,787,938	1,825,202
CMO Series 2021-8 Class IO
01/20/2051	3.000%	20,926,552	3,236,375
Government National Mortgage Association(b),(d)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	1.472%	2,000,152	272,191
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	1.439%	3,300,083	342,406
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	1.439%	2,317,425	244,049
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	1.439%	2,939,460	265,323
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	1.389%	4,971,758	478,415
CMO Series 2018-147 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 10/20/2048	1.439%	6,133,915	629,987
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	1.389%	4,190,824	456,115
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	1.439%	3,756,763	458,507
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	1.439%	2,053,248	196,248
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	1.439%	2,885,487	280,593
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	1.439%	3,852,000	466,069
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	1.439%	3,308,678	307,317
CMO Series 2019-117 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	1.339%	8,660,040	1,007,835
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	1.289%	3,396,863	489,905

6	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	1.339%	6,727,982	737,651
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	1.322%	8,091,772	1,525,946
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	1.339%	16,760,801	2,046,031
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	1.439%	7,082,229	878,443
CMO Series 2020-125 Class SD
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	1.489%	8,557,874	1,051,907
CMO Series 2020-133 Class SK
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2050	1.539%	15,391,083	2,008,167
CMO Series 2021-161 Class SM
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 09/20/2051	1.539%	14,082,077	1,796,345
CMO Series 2021-193 Class ES
30-day Average SOFR + 1.700% 11/20/2051	0.000%	78,240,888	479,210
CMO Series 2021-46 Class SE
-1.0 x 1-month USD LIBOR + 6.300% Cap 6.300% 03/20/2051	1.539%	14,516,150	1,718,142
Government National Mortgage Association TBA(f)
04/20/2053	3.000%	17,000,000	15,484,506
04/20/2053	4.000%	19,000,000	18,292,026
04/20/2053	4.500%	40,000,000	39,398,082
Uniform Mortgage-Backed Security TBA(f)
04/13/2053	2.000%	25,000,000	20,666,305
04/13/2053	3.000%	17,000,000	15,253,413
04/13/2053	3.500%	70,000,000	65,042,578
04/13/2053	4.000%	31,000,000	29,648,712
04/13/2053	4.500%	33,000,000	32,333,262
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
04/13/2053	5.000%	54,000,000	53,856,563
Total Residential Mortgage-Backed Securities - Agency (Cost $1,017,242,605)			930,632,271

Residential Mortgage-Backed Securities - Non-Agency 9.4%

American Mortgage Trust(c),(g),(h)
CMO Series 2093-3 Class 3A
07/27/2023	8.188%	10	6
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
10/25/2048	4.204%	1,740,000	1,470,215
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	6.695%	78,584	78,567
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	6.318%	4,550,000	4,511,437
BVRT Financing Trust(a),(b),(h)
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	1,788,548	1,718,526
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	3,654,798	3,394,619
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,761,594	3,585,407
Citigroup Mortgage Loan Trust, Inc.(a),(c)
CMO Series 2014-A Class B2
01/25/2035	5.484%	886,123	867,200
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	2,062,768	1,946,821
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	6.460%	5,500,000	5,277,478
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM1 Class A2
05/25/2065	0.994%	1,194,638	1,009,789
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	1,200,000	1,052,367
Freddie Mac STACR(b)
CMO Series 2020-CS01 Class M3
1-month USD LIBOR + 0.000% 04/25/2033	4.000%	5,151,862	4,953,505

Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2023	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2023 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b),(h)
CMO Series 2019-CS02 Class M2
1-month USD LIBOR + 0.000% 02/25/2032	4.506%	8,000,000	7,580,000
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	6.960%	3,500,000	3,400,224
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	948,292	891,397
GCAT Trust(a),(c)
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	3,268,330	2,964,901
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	7.410%	2,600,000	2,593,143
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	3,902,548	3,599,159
New Residential Mortgage Loan Trust(a),(c),(d)
CMO Series 2014-1A Class AIO
01/25/2054	2.281%	9,268,074	449,500
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2025	7.695%	11,500,000	11,440,877
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	7.495%	10,500,000	10,384,725
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,301,798	2,139,462
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Radnor Re Ltd.(a),(b)
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 01/25/2030	6.295%	3,605,969	3,587,807
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	2,200,000	2,011,934
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,801,345	1,602,515
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	2,633,221	2,504,731
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $86,921,648)			85,016,312

Options Purchased Calls 0.3%
Value ($)
(Cost $3,395,640)	2,203,156

Money Market Funds 3.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.983%(i),(j)	31,123,114	31,116,890
Total Money Market Funds (Cost $31,114,443)		31,116,890
Total Investments in Securities (Cost: $1,290,306,555)		1,184,490,183
Other Assets & Liabilities, Net		(284,296,942)
Net Assets		900,193,241

At March 31, 2023, securities and/or cash totaling $5,027,823 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	146	06/2023	USD	16,778,594	79,603	—
U.S. Treasury Ultra Bond	92	06/2023	USD	12,983,500	496,326	—
Total					575,929	—

8	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2023 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(11)	06/2023	USD	(1,442,719)	—	(65,766)
U.S. Treasury 2-Year Note	(283)	06/2023	USD	(58,426,235)	—	(646,174)
U.S. Treasury 5-Year Note	(67)	06/2023	USD	(7,337,023)	—	(29,019)
Total					—	(740,959)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	41,020,000	41,020,000	3.30	11/14/2023	1,312,640	1,571,989
10-Year OTC interest rate swap with JPMorgan to receive exercise rate and pay SOFR	JPMorgan	USD	70,000,000	70,000,000	2.25	05/26/2023	1,400,000	58,499
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	20,000,000	20,000,000	3.00	01/10/2024	683,000	572,668
Total							3,395,640	2,203,156

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(38,000,000)	(38,000,000)	3.60	4/03/2023	(277,400)	(1,217,459)
10-Year OTC interest rate swap with Morgan Stanley to receive SOFR and pay exercise rate	Morgan Stanley	USD	(50,000,000)	(50,000,000)	3.60	4/03/2023	(385,000)	(1,601,920)
Total							(662,400)	(2,819,379)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(50,000,000)	(50,000,000)	3.30	05/03/2023	(650,000)	(446,605)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(100,000,000)	(100,000,000)	4.10	04/03/2023	(490,000)	(10)
5-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	(54,960,000)	(54,960,000)	3.95	05/16/2023	(423,192)	(84,018)
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	(60,000,000)	(60,000,000)	3.95	05/16/2023	(463,500)	(91,722)
Total							(2,026,692)	(622,355)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.605	USD	5,000,000	(1,500,000)	2,917	—	(840,449)	—	(656,634)
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	53.384	USD	2,500,000	(578,125)	1,458	—	(132,255)	—	(444,412)
Total								(2,078,125)	4,375	—	(972,704)	—	(1,101,046)
Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2023	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – U.S. Government Mortgage Fund, March 31, 2023 (Unaudited)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2023, the total value of these securities amounted to $172,980,655, which represents 19.22% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2023.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2023.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2023, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(h)	Valuation based on significant unobservable inputs.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2023.
(j)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.983%
	36,684,692	40,546,715	(46,113,619)	(898)	31,116,890	1,464	371,969	31,123,114
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – U.S. Government Mortgage Fund | First Quarter Report 2023

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